Annual Total Returns [BarChart] - First Trust Nasdaq Bank ETF - First Trust Nasdaq Bank ETF	Aug. 02, 2021
Bar Chart Table:
2017	13.98%
2018	(21.55%)
2019	30.11%
2020	(12.77%)